Fair Value Measurements	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

Money market funds and U.S. treasury bills are measured at fair value on a recurring basis using quoted prices and are classified as Level 1. Investments measured at fair value based on inputs other than quoted prices that are derived from observable market data are classified as Level 2.

Financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used in such measurements by major security type are presented in the following table (in thousands):

	September 30, 2019
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market fund	$28,716	$—	$—	$28,716
U.S. treasury bills	13,973	—	—	13,973
Corporate debt securities	—	36,570	—	36,570
Commercial paper	—	24,777	—	24,777
U.S. government bonds	—	22,482	—	22,482
Asset backed securities	—	24,943	—	24,943

Total	$42,689	$108,772	$—	$151,461

There were no financial assets and liabilities subject to fair value measurements on a recurring basis as of December 31, 2018.